Short-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Short-term debts
Schedule of short-term debt and short-term debt from related parties

Short-term debt

in € THOUS

	2020	2019
Commercial paper program	19,995	999,732
Borrowings under lines of credit	42,442	143,875
Other	513	6,381
Short-term debt from unrelated parties	62,950	1,149,988
Short-term debt from related parties (see note 5 c)	16,320	21,865
Short-term debt	79,270	1,171,853